Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per Unit and Cash Distributions
Net income (1)	[1]	$ 65,225	$ 58,957	$ 82,165
Less: Series A Preferred unitholders' interest in net income		7,200	7,200	7,200
Net income attributable to the unitholders of KNOT Offshore Partners LP		58,025	51,757	74,965
Less: Distributions		72,136	72,136	72,136
Under (over) distributed earnings		$ (14,111)	$ (20,379)	$ 2,829
Weighted average units outstanding (basic):
General Partner		615,000	615,000	615,000
Weighted average units outstanding (diluted):
General Partner		615,000	615,000	615,000
Earnings per unit (basic):
Earnings per unit (basic)		$ 1.74	$ 1.55	$ 2.25
General Partner		1.74	1.55	2.25
Earnings per unit (diluted):
Earnings per unit (diluted)		1.74	1.55	2.22
General Partner		1.74	1.55	2.25
Cash distributions declared and paid in the period
Earnings per unit (diluted):
Distributions per unit		2.08	2.08	2.08
Subsequent event: Cash distributions declared and paid relating to the period
Earnings per unit (diluted):
Distributions per unit		$ 0.52	$ 0.52	$ 0.52
Common Units [Member]
Weighted average units outstanding (basic):
Common and subordinated unitholders		32,694,000	32,694,000	32,694,000
Weighted average units outstanding (diluted):
Common and subordinated unitholders		32,694,000	32,694,000	36,370,000
Limited Partner [Member] | Common Units [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP		$ 56,953	$ 50,801	$ 73,581
Under (over) distributed earnings		(13,851)	(20,003)	2,777
General Partner Unit [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP		1,072	956	1,384
Under (over) distributed earnings		(261)	(376)	52
IDR Holders
Earnings per Unit and Cash Distributions
Net income (1)		2,800	2,800	2,800
Less: Distributions		$ 2,800	$ 2,800	$ 2,800

[1]	included in net income are interests paid amounting to $31.0, $49.0 and $45.9 million as of December 31, 2020, 2019 and 2018, respectively.